Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

13. Share-based compensation

In 2007, the Company adopted the Incentive Share Plan and subsequently the Company adopted the 2016 Equity Incentive Plan (together the “Share-based Plans”) under which the Company provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to the employees, directors and consultants of the Company who render services to the Group. As of December 31, 2018, the Company’s total approved ordinary shares available for grants under the 2016 Equity Incentive plan was 9,499,144.

A summary of the incentive shares and stock options and restricted stock units activities under the Company’s Share-based Plans in the year of 2018 and the year of 2019 is presented below:

	Number of incentive shares	Number of stock options	Number of RSUs	Weighted average grant-date fair value

Non-vested incentive shares and stock options as of December 31, 2017	1,468,134	1,431,620		3.0279
Granted	—	210,000	502,890	3.0401
Vested	(619,234)	(463,942)	(84,976)	2.7252
Forfeited	(167,650)	(411,875)	(90,665)	3.9901
Non-vested incentive shares and stock options as of December 31, 2018	681,250	765,803	327,249	3.0453
Granted	—	40,000	5,748,970	0.7373
Vested	(498,883)	(212,818)	(5,088,353)	1.1653
Forfeited	(51,517)	(295,250)	(897,116)	2.1794
Non-vested incentive shares and stock options as of December 31, 2019	130,850	297,735	90,750	0.6037

Share-based compensation expense for incentive shares is recorded on a straight-line basis over the requisite service period, which is three to five years from the date of the grant. The weighted average exercise price of the stock options granted in 2019 was US$1.21. As of December 31, 2018 and 2019, the aggregate intrinsic value of these stock options granted was nil.The Company recognized share-based compensation expense for incentive shares and stock options of US$2,497 thousand, US$2,417 thousand and US$4,326 thousand thousand as “general and administrative expenses” in the consolidated statements of comprehensive loss for the year ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2018 and 2019, there were US$3,337 thousand and US$1,133 thousand in total unrecognized compensation expense related to incentive shares and stock options respectively, which is expected to be recognized over a weighted-average period of 0.9 and 0.68 years, respectively.

In 2018 and 2019, the company granted employees restricted stock (RSU). Due to the resignation of employees, the company will repurchase the shares that have not yet reached the unlocking conditions, and the intrinsic value of these options is 0, and the company will no longer recognize the value of treasury shares. As of 2018 and 2019, the number of treasury shares that have not yet reached the unlocking conditions is 244,375 and 1,066,948, respectively.